Consolidated Statement of Changes in Equity - 6 months ended Dec. 31, 2025 - AUD ($)	Issued capital	Reserve	Accumulated losses	Total
Balance at Jun. 30, 2025	$ 33,945,869		$ (18,141,383)	$ 15,804,486
Loss after income tax expense for the period			(3,742,104)	(3,742,104)
Other comprehensive income for the period, net of tax
Total comprehensive loss for the period			(3,742,104)	(3,742,104)
Transactions with owners in their capacity as owners:
Contributions of equity, net of transaction costs (note 21)	2,139,245			2,139,245
Balance at Dec. 31, 2025	$ 36,085,114		$ (21,883,487)	$ 14,201,627